Summary of Remeasurement of Defined Benefit Plans (Parenthetical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Gain (loss) on remeasurement, net defined benefit liability (asset) [abstract]
Remeasurement gains (losses) recognized in other comprehensive income in respect of other employee defined benefit plans	$ 10	$ 113